Commitments and Contingencies - Schedule of Group's future minimum commitments under non-cancelable agreements (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Future minimum commitments [Line Items]
Purchase commitments	¥ 244,045
Capital commitments	3,029
Total	247,074
Less than one year [Member]
Future minimum commitments [Line Items]
Purchase commitments	238,545
Capital commitments	3,029
Total	241,574
One to three years [Member]
Future minimum commitments [Line Items]
Purchase commitments	5,500
Total	¥ 5,500